(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
August 31, 2002


Merrill Lynch
U.S.A. Government
Reserves


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



Merrill Lynch U.S.A. Government Reserves
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


DEAR SHAREHOLDER


For the year ended August 31, 2002, Merrill Lynch U.S.A. Government Reserves paid shareholders a net annualized dividend of 1.45%.*
For the six-month period ended August 31, 2002, the Fund's net annualized dividend was 1.31%.* The Fund's 7-day yield as of August 31, 2002 was 1.25%.

The average portfolio maturity for the Fund at August 31, 2002 was 53 days, compared to 61 days at February 28, 2002.


The Environment
By August 31, 2002, the U.S. economy appeared to be on track for growth of roughly 3%, as second quarter growth seems to have moderated significantly following robust gains in the first quarter of 2002. The final revision for first quarter gross domestic product growth (GDP) was 5%, but based on the initial estimate, GDP grew at only 1.1% for the second quarter of 2002. The U.S. consumer supported GDP growth during the first half of the year, but this trend may be showing signs of strain. In August 2002, equity markets recovered some of their steep losses incurred during July, but that trend has most recently begun to reverse, posing a continued threat to consumer confidence. A pull-back in spending over the next few months may heighten speculation that we might see a double-dip recession. However, triggered by lower interest rates, the housing market remains robust as housing starts, new home sales and the Mortgage Refinance Index have all continued to grow at above-average levels. Signs of an improving economy are in place, even though the equity markets are still under stress.

The effect of economic data has been muted in light of other events that have been of more importance to the market. The short end of the U.S. Treasury market has been subject to safe haven trade over the past few months. The accumulation of evidence revealing a widespread misuse of accounting practices on the part of corporations has taken a toll in the corporate bond and equity markets. In addition, the ongoing U.S. conflict with Iraq, the threat of war between India and Pakistan and the continuing threat of terrorism in the United States have tended to cause a crisis of confidence with investors. The value of the U.S. dollar has eroded since March 2002, and the price of gold has moved higher. These are all worrisome factors to the Federal Open Market Committee, but Federal Reserve Board Chairman Alan Greenspan's last address to Congress was fairly upbeat on the course of economic recovery. Absent any signs of inflationary pressures, investors are speculating at this time that the Federal Reserve Board will not act to raise interest rates until next year.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Portfolio Matters
During the six-month period ended August 31, 2002, we maintained the Fund's average life in a range of 46 days - 65 days. While our duration for most of this period remained relatively conservative, we still were more aggressive than our peers. As the period commenced, the market was absorbing record amounts of front-end U.S. Treasury bills and two-year notes, which dramatically steepened the yield curve. Unlike the majority of the time where the yield curve inverts from the four-week bill sector to the six-month sector, the shift in the curve allowed us to participate in the three-month - six-month sector at levels modestly exceeding financing. Weak economic data and anemic corporate profits gave us solace that the Federal Reserve Board's incentive to raise interest rates would be delayed initially to the end of the year and more recently, until next year. During April and May 2002, we extended our average life target to the 55-day - 65-day range. We utilized the six-month - nine-month sector for additional yield while trading the front end more aggressively as debt-ceiling issues created volatility in this sector. By June 2002, we tempered our duration view to the 50-day - 60-day range as interest rates fell dramatically in response to weaker equity markets. During the months of July and August 2002, higher market volatilities allowed us to trade the two-year sector effectively for additional yield.



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


Looking ahead, we believe the Federal Reserve Board will continue its risk assessment toward economic weakness until next year.
Therefore, we intend to continue our present course of action.


In Conclusion
We thank you for your continued investment in Merrill Lynch U.S.A. Government Reserves, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(John Ng)
John Ng
Vice President and Portfolio Manager


September 30, 2002



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


SCHEDULE OF INVESTMENTS                                                     (in Thousands)

                             Face         Interest            Maturity
Issue                       Amount          Rate                Date               Value
U.S. Government Obligations--43.0%

U.S. Treasury Bills*       $ 12,000          1.653%           9/05/2002           $ 11,999
                             11,000          1.655            9/05/2002             10,999
                              1,000          1.675            9/26/2002                999
                             11,000          1.98            10/03/2002             10,986
                              5,000          1.965           10/10/2002              4,992
                              8,000          1.965           10/10/2002              7,988
                              5,000          1.975           10/10/2002              4,992
                              3,000          1.95            10/17/2002              2,994
                              4,000          1.85            12/12/2002              3,981
                              3,000          1.765           12/19/2002              2,985

U.S. Treasury Notes           3,500          6.00             9/30/2002              3,511
                              6,000          5.75            10/31/2002              6,036
                             10,500          5.125           12/31/2002             10,617
                              7,000          5.50             1/31/2003              7,108
                              1,500          4.625            2/28/2003              1,522
                              2,000          5.50             2/28/2003              2,038
                              1,600          4.25             3/31/2003              1,624
                              2,950          2.25             7/31/2003              2,957
                              1,000          3.625            8/31/2003              1,019
                              2,000          2.75             9/30/2003              2,022
                              2,800          3.25            12/31/2003              2,853
                                650          2.125            8/31/2004                650

Total U.S. Government Obligations
(Cost--$104,676)                                                                   104,872



 Face
Amount                                       Issue
Repurchase Agreements**--57.1%

$12,000               ABN AMRO Inc., purchased on 8/30/2002
                      to yield 1.81% to 9/03/2002                                   12,000



 Face
Amount                                       Issue                                 Value
Repurchase Agreements** (concluded)

$11,500               Barclays Capital Inc., purchased on
                      8/27/2002 to yield 1.75% to 9/03/2002                       $ 11,500

 11,500               Credit Suisse First Boston Corp., purchased
                      on 8/28/2002 to yield 1.79% to 9/04/2002                      11,500

 11,500               Deutsche Bank Securities Inc., purchased
                      on 8/27/2002 to yield 1.77% to 9/03/2002                      11,500

 11,500               Goldman Sachs & Company, purchased
                      on 8/23/2002 to yield 1.73% to 9/20/2002                      11,500

 11,500               Greenwich Capital Markets, Inc., purchased
                      on 8/28/2002 to yield 1.80% to 9/04/2002                      11,500

 12,035               HSBC Securities (USA), Inc., purchased on
                      8/30/2002 to yield 1.85% to 9/03/2002                         12,035

 11,500               J.P. Morgan Securities Inc., purchased on
                      8/27/2002 to yield 1.76% to 9/03/2002                         11,500

 12,000               Lehman Brothers Inc., purchased on
                      8/30/2002 to yield 1.78% to 9/06/2002                         12,000

 11,500               Morgan Stanley & Co., Inc., purchased on
                      8/28/2002 to yield 1.74% to 9/04/2002                         11,500

 11,500               Salomon Smith Barney, Inc., purchased on
                      8/27/2002 to yield 1.75% to 9/03/2002                         11,500

 11,500               UBS Warburg LLC, purchased on
                      8/26/2002 to yield 1.75% to 9/03/2002                         11,500

Total Repurchase Agreements
(Cost--$139,535)                                                                   139,535

Total Investments (Cost--$244,211)--100.1%                                         244,407
Liabilities in Excess of Other Assets--(0.1%)                                        (178)
                                                                                  --------
Net Assets--100.0%                                                                $244,229
                                                                                  ========

*U.S. Treasury Bills are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Repurchase Agreements are fully collateralized by U.S. Government
& Agency Obligations.

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2002

FINANCIAL INFORMATION
Statement of Assets and Liabilities as of August 31, 2002
Assets:         Investments, at value (identified cost--$244,210,940*)                                    $  244,407,091
                Cash                                                                                                 974
                Receivables:
                   Beneficial interest sold                                              $    2,616,589
                   Interest                                                                     566,364        3,182,953
                                                                                         --------------
                Prepaid registration fees                                                                         28,947
                                                                                                          --------------
                Total assets                                                                                 247,619,965
                                                                                                          --------------

Liabilities:    Payables:
                   Beneficial interest redeemed                                               2,441,121
                   Securities purchased                                                         649,810
                   Distributor                                                                  109,401
                   Investment adviser                                                            86,319
                   Dividends to shareholders                                                        120        3,286,771
                                                                                         --------------
                Accrued expenses and other liabilities                                                           104,241
                                                                                                          --------------
                Total liabilities                                                                              3,391,012
                                                                                                          --------------

Net Assets:     Net assets                                                                                $  244,228,953
                                                                                                          ==============

Net Assets      Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:     shares authorized                                                                         $   24,403,280
                Paid-in capital in excess of par                                                             219,629,522
                Unrealized appreciation on investments--net                                                      196,151
                                                                                                          --------------
                Net Assets--Equivalent to $1.00 per share based on 244,032,802
                shares of beneficial interest outstanding                                                 $  244,228,953
                                                                                                          ==============

*The aggregate cost of investments at August 31, 2002 for Federal income tax purposes was $244,211,463. As of August 31, 2002, net unrealized appreciation for Federal income tax purposes amounted to $195,628 of which $195,730 related to appreciated securities and $102 related to depreciated securities.

See Notes to Financial Statements.


Statement of Operations
                                                                                                      For the Year Ended
                                                                                                         August 31, 2002
Investment      Interest and amortization of premium and discount earned                                  $    6,357,194
Income:

Expenses:       Investment advisory fees                                                 $    1,258,982
                Distribution fees                                                               329,529
                Transfer agent fees                                                             320,910
                Professional fees                                                                80,485
                Accounting services                                                              72,171
                Trustees' fees and expenses                                                      53,449
                Registration fees                                                                46,821
                Printing and shareholder reports                                                 39,308
                Custodian fees                                                                   23,539
                Pricing fees                                                                      1,113
                Other                                                                            12,643
                                                                                         --------------
                Total expenses                                                                                 2,238,950
                                                                                                          --------------
                Investment income--net                                                                         4,118,244
                                                                                                          --------------

Realized &      Realized gain on investments--net                                                                 17,366
Unrealized      Change in unrealized appreciation on investments--net                                           (47,105)
Gain (Loss) on                                                                                            --------------
Investments--   Total realized and unrealized loss on investments--net                                          (29,739)
Net:                                                                                                      --------------
                Net Increase in Net Assets Resulting from Operations                                      $    4,088,505
                                                                                                          ==============

See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2002


FINANCIAL INFORMATION (concluded)


Statements of Changes in Net Assets


                                                                                                For the Year Ended
                                                                                                    August 31,
Increase (Decrease) in Net Assets:                                                              2002             2001
Operations:     Investment income--net                                                   $    4,118,244   $   14,219,519
                Realized gain on investments--net                                                17,366           76,603
                Change in unrealized appreciation/depreciation on investments--net             (47,105)          312,133
                                                                                         --------------   --------------
                Net increase in net assets resulting from operations                          4,088,505       14,608,255
                                                                                         --------------   --------------

Dividends &     Investment income--net                                                      (4,118,244)     (14,219,519)
Distributions   Realized gain on investments--net                                              (17,366)         (76,603)
to                                                                                       --------------   --------------
Shareholders:   Net decrease in net assets resulting from dividends and
                distributions to shareholders                                               (4,135,610)     (14,296,122)
                                                                                         --------------   --------------

Beneficial      Net proceeds from sale of shares                                            452,678,290      276,290,431
Interest        Value of shares issued to shareholders in reinvestment of
Transactions:   dividends and distributions                                                   4,135,529       14,295,982
                                                                                         --------------   --------------
                                                                                            456,813,819      290,586,413
                Cost of shares redeemed                                                   (482,600,728)    (416,686,160)
                                                                                         --------------   --------------
                Net decrease in net assets derived from beneficial interest
                transactions                                                               (25,786,909)    (126,099,747)
                                                                                         --------------   --------------

Net Assets:     Total decrease in net assets                                               (25,834,014)    (125,787,614)
                Beginning of year                                                           270,062,967      395,850,581
                                                                                         --------------   --------------
                End of year                                                              $  244,228,953   $  270,062,967
                                                                                         ==============   ==============

See Notes to Financial Statements.


Financial Highlights

The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                           For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                      2002         2001          2000         1999         1998
Per Share       Net asset value, beginning of year         $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
Operating                                                  --------     --------     --------     --------      --------
Performance:       Investment income--net                     .0150        .0443        .0446        .0420         .0484
                   Realized and unrealized gain
                   (loss) on investments--net               (.0001)        .0012        .0005      (.0010)         .0007
                                                           --------     --------     --------     --------      --------
                Total from investment operations              .0149        .0455        .0451        .0410         .0491
                                                           --------     --------     --------     --------      --------
                Less dividends and distributions:
                   Investment income--net                   (.0150)      (.0443)      (.0446)      (.0420)       (.0484)
                   Realized gain on investments--net        (.0001)      (.0002)           --      (.0002)       (.0001)
                                                           --------     --------     --------     --------      --------
                Total dividends and distributions           (.0151)      (.0445)      (.0446)      (.0422)       (.0485)
                                                           --------     --------     --------     --------      --------
                Net asset value, end of year               $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                           ========     ========     ========     ========      ========
                Total investment return                       1.45%        4.59%        4.94%        4.29%         4.92%
                                                           ========     ========     ========     ========      ========

Ratios to       Expenses                                       .80%         .92%         .84%         .82%          .83%
Average                                                    ========     ========     ========     ========      ========
Net Assets:     Investment income and realized
                gain on investments--net                      1.48%        4.49%        4.82%        4.22%         4.82%
                                                           ========     ========     ========     ========      ========

Supplemental    Net assets, end of year
Data:           (in thousands)                             $244,229     $270,063     $395,851     $615,881      $608,020
                                                           ========     ========     ========     ========      ========


See Notes to Financial Statements.


Merrill Lynch U.S.A. Government Reserves, August 31, 2002


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. For such services, the Fund pays a monthly fee equal to an annual rate of .45% of the average daily net assets of the Fund.

The Fund has a Distribution and Shareholder Servicing Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the accounts of Fund shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholders' accounts.



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


FAM Distributors, Inc. ("FAMD"), a wholly-owned subsidiary of ML & Co., is the Fund's distributor.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended August 31, 2002, the Fund reimbursed MLIM $8,072 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended August 31, 2002 and August 31, 2001 was as follows:


                                     8/31/2002          8/31/2001

Distributions paid from:
   Ordinary income                  $  4,134,427       $ 14,296,122
   Net long-term capital gains             1,183                 --
                                    ------------       ------------
Total taxable distributions         $  4,135,610       $ 14,296,122
                                    ============       ============


As of August 31, 2002, there were no significant differences between the book and tax components of net assets.



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch U.S.A. Government Reserves:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S.A. Government Reserves as of August 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch U.S.A. Government Reserves as of August 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
October 9, 2002



IMPORTANT TAX INFORMATION (unaudited)


Of the Fund's ordinary income distributions paid during the fiscal year ended August 31, 2002, 54.81% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis. Additionally, the Fund paid a long-term capital gain distribution of $.0000049 per share payable to shareholders of record on August 30, 2002.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


OFFICERS AND TRUSTEES

                                                                                            Number of
                                                                                            Portfolios     Other
                                                                                             in Fund     Director-
                      Position(s)   Length                                                   Complex       ships
                          Held     of Time                                                 Overseen by    Held by
Name, Address & Age    with Fund    Served    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Interested Trustee

Terry K. Glenn*       President    1999 to    Chairman, Americas Region since 2001, and     118 Funds     None
P.O. Box 9011         and          present    Executive Vice President since 1983 of      169 Portfolios
Princeton,            Trustee      and        Fund Asset Management, L.P. ("FAM") and
NJ 08543-9011                      1983 to    Merrill Lynch Investment Managers, L.P.
Age: 61                            present    ("MLIM"); President of Merrill Lynch
                                              Mutual Funds since 1999; President of
                                              FAM Distributors, Inc. ("FAMD") since
                                              1986 and Director thereof since 1991;
                                              Executive Vice President and Director of
                                              Princeton Services, Inc. ("Princeton
                                              Services") since 1993; President of
                                              Princeton Administrators, L.P. since
                                              1988; Director of Financial Data
                                              Services, Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                            Number of
                                                                                            Portfolios     Other
                                                                                             in Fund     Director-
                      Position(s)   Length                                                   Complex       ships
                          Held     of Time                                                 Overseen by    Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Independent Trustees

Donald W. Burton      Trustee      2002 to    General Partner of The Burton Partnership,     23 Funds     ITC Delta-
P.O. Box 9011                      present    Limited Partnership; Managing General       34 Portfolios   Com, Inc.,
Princeton,                                    Partner of The South Atlantic Venture                       ITC Holding
NJ 08543-9011                                 Funds; Member of the Investment Advisory                    Company,
Age: 58                                       Committee of the Florida State Board of                     Inc.,
                                              Administration.                                             Knology,
                                                                                                          Inc., Main-
                                                                                                          Bancorp,
                                                                                                          N.A., Pri-
                                                                                                          Care, Inc.,
                                                                                                          Sumbion,
                                                                                                          Inc.


M. Colyer Crum        Trustee      1982 to    James R. Williston Professor of Investment     23 Funds     Cambridge
P.O. Box 9011                      present    Management Emeritus, Harvard Business       34 Portfolios   Bancorp
Princeton,                                    School since 1996.
NJ 08543-9011
Age: 69



Merrill Lynch U.S.A. Government Reserves, August 31, 2002


OFFICERS AND TRUSTEES (continued)

                                                                                            Number of
                                                                                            Portfolios     Other
                                                                                             in Fund     Director-
                      Position(s)   Length                                                   Complex       ships
                          Held     of Time                                                 Overseen by    Held by
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years    Trustee      Trustee
Independent Trustees (concluded)

Laurie Simon Hodrick  Trustee      1999 to    Professor of Finance and Economics,            23 Funds     None
P.O. Box 9011                      present    Graduate School of Business, Columbia       34 Portfolios
Princeton,                                    University since 1998; Associate
NJ 08543-9011                                 Professor of Finance and Economics,
Age: 39                                       Graduate School of Business, Columbia
                                              University from 1996 to 1998.


J. Thomas Touchton    Trustee      1982 to    Managing Partner of the Witt Touchton          23 Funds     TECO
P.O. Box 9011                      present    Company since 1972.                         34 Portfolios   Energy Inc.
Princeton,
NJ 08543-9011
Age: 63


Fred G. Weiss         Trustee      1999 to    Managing Director of FGW Associates since      23 Funds     Watson
P.O. Box 9011                      present    1997; Vice President, Planning Investment,  34 Portfolios   Pharma-
Princeton,                                    and Development of Warner Lambert Co.                       ceuticals,
NJ 08543-9011                                 from 1979 to 1997.                                          Inc.
Age: 60


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


Merrill Lynch U.S.A. Government Reserves, August 31, 2002


OFFICERS AND TRUSTEES (concluded)

                      Position(s)   Length
                          Held     of Time
Name, Address & Age    with Fund   Served*    Principal Occupation(s) During Past 5 Years
Fund Officers


Donald C. Burke       Vice         1993 to    First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011         President    present    since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,            and          and        since 1999; Vice President of FAMD since 1999; Vice President of FAM and
NJ 08543-9011         Treasurer    1999 to    MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
Age: 42                            present


Kevin J. McKenna      Senior       1998 to    Managing Director of MLIM since 2000; First Vice President of MLIM from
P.O. Box 9011         Vice         present    1997 to 2000; Vice President of MLIM from 1985 to 1997.
Princeton,            President
NJ 08543-9011
Age: 44


John Ng               Vice         2001 to    Director of MLIM since 1998 and Vice President of MLIM from 1984
P.O. Box 9011         President    present    to 1998.
Princeton,            and
NJ 08543-9011         Portfolio
Age: 48               Manager


Phillip S. Gillespie  Secretary    2000 to    First Vice President of MLIM since 2001; Director of MLIM from 1999
P.O. Box 9011                      present    to 2000; Vice President of MLIM in 1999; Attorney associated with the
Princeton,                                    Manager and FAM from 1998 to 1999; Assistant General Counsel LGT Asset
NJ 08543-9011                                 Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the
Age: 38                                       Division of Investment Management and the Office of General Counsel at
                                              the U.S. Securities and Exchange Commission from 1993 to 1997.


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210